BORROWINGS - Weighted Average Interest Rate (Details) - Interest on non-recourse borrowings - Weighted average	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%
Utilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%
Transport
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%
Energy
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	6.00%
Data Infrastructure
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%